Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2018
Trade and other receivables [abstract]
Trade and other receivables [text block]
	At 31 December
(in USD million)	2018	2017

Trade receivables from contracts with customers	6,267	7,649
Other current receivables	1,800	427
Joint venture receivables	390	478
Receivables from equity accounted associated companies and other related parties	31	6

Total financial trade and other receivables	8,488	8,560
Non-financial trade and other receivables	510	865

Trade and other receivables	8,998	9,425